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                                                       ------------------------
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                                                       hours per response:  10.5

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01474

                                 AIM Stock Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 04/30/07

================================================================================

Item 1.  Schedule of Investments.

                                AIM Dynamics Fund
            Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-DYN-QTR-1 4/07   A I M Advisors, Inc.

AIM Dynamics Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                      SHARES          VALUE
                                                    ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.79%
ADVERTISING-1.83%
Clear Channel Outdoor Holdings, Inc.
   -Class A (a)                                        566,565   $   16,175,431
Focus Media Holding Ltd. -ADR
   (China)(a)                                          552,672       20,448,864
                                                                 --------------
                                                                     36,624,295
                                                                 --------------

AEROSPACE & DEFENSE-4.07%
Armor Holdings, Inc. (a)                               315,364       22,548,526
Precision Castparts Corp.                              353,004       36,751,247
Spirit Aerosystems Holdings Inc.
   -Class A (a)                                        705,507       22,315,186
                                                                 --------------
                                                                     81,614,959
                                                                 --------------
AGRICULTURAL PRODUCTS-0.84%
Corn Products International, Inc.                      422,696       16,831,755
                                                                 --------------
AIR FREIGHT & LOGISTICS-0.90%
UTI Worldwide, Inc.                                    768,053       18,026,204
                                                                 --------------
ALTERNATIVE CARRIERS-0.81%
Level 3 Communications, Inc. (a)                     2,917,986       16,224,002
                                                                 --------------
APPAREL RETAIL-2.26%
Abercrombie & Fitch Co. -Class A                       239,896       19,589,907
Aeropostale, Inc. (a)                                  269,353       11,083,876
Ross Stores, Inc.                                      444,558       14,737,098
                                                                 --------------
                                                                     45,410,881
                                                                 --------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.08%
Carter's, Inc. (a)                                     530,863       13,908,611
Coach, Inc. (a)                                        355,759       17,371,712
Polo Ralph Lauren Corp.                                330,937       30,482,607
                                                                 --------------
                                                                     61,762,930
                                                                 --------------
APPLICATION SOFTWARE-3.82%
Amdocs Ltd. (a)                                        522,492       19,201,581
Cadence Design Systems, Inc. (a)                       878,294       19,498,127
Citrix Systems, Inc. (a)                               665,813       21,705,504
TIBCO Software Inc. (a)                              1,786,869       16,296,245
                                                                 --------------
                                                                     76,701,457
                                                                 --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.62%
AllianceBernstein Holding L.P.                         136,328       12,400,395
                                                                 --------------
BIOTECHNOLOGY-1.90%
Cephalon, Inc. (a)                                     252,000       20,061,720
Human Genome Sciences, Inc. (a)                        900,000        9,693,000
                                                                 --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
BIOTECHNOLOGY-(CONTINUED)
Vertex Pharmaceuticals Inc. (a)                        275,000   $    8,453,500
                                                                 --------------
                                                                     38,208,220
                                                                 --------------
BROADCASTING & CABLE TV-0.25%
XM Satellite Radio Holdings Inc.
   -Class A (a)                                        428,124        5,009,051
                                                                 --------------
BUILDING PRODUCTS-0.43%
NCI Building Systems, Inc. (a)                         173,438        8,666,697
                                                                 --------------
CASINOS & GAMING-1.81%
International Game Technology                          246,654        9,407,384
Scientific Games Corp. -Class A (a)                    807,325       26,875,849
                                                                 --------------
                                                                     36,283,233
                                                                 --------------
COMMUNICATIONS EQUIPMENT-1.34%
Comverse Technology, Inc. (a)                          451,535       10,240,814
Riverbed Technology, Inc. (a)(b)                       523,953       16,719,340
                                                                 --------------
                                                                     26,960,154
                                                                 --------------
COMPUTER HARDWARE-0.54%
NCR Corp. (a)                                          216,299       10,901,470
                                                                 --------------
COMPUTER STORAGE & PERIPHERALS-2.13%
Logitech International S.A.
   (Switzerland)(a)(c)                                 403,976       10,910,758
Network Appliance, Inc. (a)                            286,883       10,674,917
QLogic Corp. (a)                                     1,182,791       21,148,303
                                                                 --------------
                                                                     42,733,978
                                                                 --------------
CONSTRUCTION & ENGINEERING-1.64%
Foster Wheeler Ltd. (a)                                477,242       32,848,567
                                                                 --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.08%
Joy Global Inc.                                        429,288       21,734,851
                                                                 --------------
CONSUMER ELECTRONICS-0.57%
Harman International Industries, Inc.                   93,179       11,357,588
                                                                 --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.12%
Alliance Data Systems Corp. (a)                        305,038       19,418,719
Fidelity National Information
   Services, Inc.                                      456,800       23,082,104
                                                                 --------------
                                                                     42,500,823
                                                                 --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.78%
Corrections Corp. of America (a)                       569,508       32,348,055
                                                                 --------------

AIM Dynamics Fund

                                                      SHARES          VALUE
                                                    ----------   --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-(CONTINUED)
IHS Inc. -Class A (a)                                  566,348   $   23,412,826
                                                                 --------------
                                                                     55,760,881
                                                                 --------------
DIVERSIFIED METALS & MINING-0.49%
Titanium Metals Corp. (a)                              286,313        9,886,388
                                                                 --------------
DRUG RETAIL-0.99%
Shoppers Drug Mart Corp. (Canada)                      435,800       19,942,591
                                                                 --------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.07%
Acuity Brands, Inc.                                    346,068       20,459,540
Cooper Industries, Ltd. -Class A                       421,788       20,988,171
                                                                 --------------
                                                                     41,447,711
                                                                 --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.09%
Agilent Technologies, Inc. (a)                         609,780       20,958,139
Amphenol Corp. -Class A                                595,602       20,911,586
                                                                 --------------
                                                                     41,869,725
                                                                 --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.68%
Potash Corp. of Saskatchewan Inc.
   (Canada)                                             76,003       13,644,058
                                                                 --------------
GENERAL MERCHANDISE STORES-0.58%
Dollar Tree Stores, Inc. (a)                           297,673       11,704,502
                                                                 --------------
HEALTH CARE DISTRIBUTORS-0.96%
Schein (Henry), Inc. (a)                               370,000       19,288,100
                                                                 --------------
HEALTH CARE EQUIPMENT-1.13%
Hologic, Inc. (a)                                      170,000        9,783,500
Intuitive Surgical, Inc. (a)                           100,000       12,966,000
                                                                 --------------
                                                                     22,749,500
                                                                 --------------
HEALTH CARE FACILITIES-0.99%
Psychiatric Solutions, Inc. (a)                        567,000       19,884,690
                                                                 --------------
HEALTH CARE SERVICES-0.75%
Healthways, Inc. (a)                                   355,000       15,059,100
                                                                 --------------
HEALTH CARE TECHNOLOGY-0.92%
Cerner Corp. (a)(b)                                    348,000       18,527,520
                                                                 --------------
HOTELS, RESORTS & CRUISE LINES-1.94%
Hilton Hotels Corp.                                    541,581       18,413,754
Starwood Hotels & Resorts Worldwide,
   Inc.                                                305,554       20,478,229
                                                                 --------------
                                                                     38,891,983
                                                                 --------------
HOUSEWARES & SPECIALTIES-1.10%
Jarden Corp. (a)                                       523,456       22,058,436
                                                                 --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.41%
Monster Worldwide Inc. (a)                             196,703        8,271,361
                                                                 --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.94%
KGEN Power Corp. (Acquired 01/12/07;
   Cost $13,478,402)(a)(d)                             962,743   $   18,773,488
                                                                 --------------
INDUSTRIAL CONGLOMERATES-1.15%
McDermott International, Inc. (a)                      430,000       23,073,800
                                                                 --------------
INDUSTRIAL MACHINERY-1.10%
Kaydon Corp.                                           463,398       22,025,307
                                                                 --------------
INTERNET SOFTWARE & SERVICES-1.04%
Digital River, Inc. (a)                                357,511       20,925,119
                                                                 --------------
INVESTMENT BANKING & BROKERAGE-2.52%
FBR Capital Markets Corp. (Acquired
   07/14/06; Cost $9,454,500)(a)(d)                    630,300        9,612,075
Lazard Ltd. -Class A (Bermuda)                         405,236       21,943,529
Schwab (Charles) Corp. (The)                           993,212       18,990,214
                                                                 --------------
                                                                     50,545,818
                                                                 --------------
IT CONSULTING & OTHER SERVICES-0.99%
Cognizant Technology Solutions Corp.
   -Class A (a)                                        223,113       19,946,302
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES-1.43%
Covance Inc. (a)                                       107,741        6,518,330
Pharmaceutical Product Development,
   Inc.                                                615,000       22,183,050
                                                                 --------------
                                                                     28,701,380
                                                                 --------------
MANAGED HEALTH CARE-1.56%
Aveta, Inc. (Acquired
   12/21/05-02/21/06; Cost
   $18,389,812)(a)(d)                                1,340,000       10,720,000
Humana Inc. (a)                                        325,000       20,553,000
                                                                 --------------
                                                                     31,273,000
                                                                 --------------
MARINE-0.97%
American Commercial Lines Inc. (a)                     659,303       19,429,659
                                                                 --------------
METAL & GLASS CONTAINERS-0.82%
Owens-Illinois, Inc. (a)                               546,919       16,456,793
                                                                 --------------
MORTGAGE REIT'S-1.92%
KKR Financial Holdings LLC                             729,660       19,489,218
RAIT Financial Trust                                   677,591       19,074,187
                                                                 --------------
                                                                     38,563,405
                                                                 --------------
OIL & GAS DRILLING-1.60%
ENSCO International Inc.                               392,000       22,100,960
GlobalSantaFe Corp.                                    156,000        9,973,080
                                                                 --------------
                                                                     32,074,040
                                                                 --------------
OIL & GAS EQUIPMENT & SERVICES-2.15%
Cameron International Corp. (a)                        339,757       21,938,109
National-Oilwell Varco Inc. (a)                        250,000       21,212,500
                                                                 --------------
                                                                     43,150,609
                                                                 --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Dynamics Fund

                                                      SHARES          VALUE
                                                    ----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-2.35%
Pioneer Natural Resources Co.                          208,000   $   10,441,600
Rosetta Resources, Inc. (a)(e)                         765,000       16,455,150
Southwestern Energy Co.(a)                             482,324       20,257,608
                                                                 --------------
                                                                     47,154,358
                                                                 --------------
OIL & GAS REFINING & MARKETING-0.51%
Frontier Oil Corp.                                     291,000       10,281,030
                                                                 --------------
OIL & GAS STORAGE & TRANSPORTATION-1.05%
Williams Cos., Inc. (The)                              711,000       20,974,500
                                                                 --------------
PERSONAL PRODUCTS-1.02%
Bare Escentuals, Inc. (a)                              504,411       20,393,337
                                                                 --------------
PHARMACEUTICALS-4.64%
Adams Respiratory Therapeutics, Inc.
   (a)(b)                                              642,000       24,081,420
Allergan, Inc.                                          84,000       10,180,800
Barr Pharmaceuticals Inc. (a)                          370,000       17,893,200
Sepracor Inc. (a)                                       96,000        5,153,280
Shire PLC (United Kingdom)(c)                          760,000       17,750,554
Warner Chilcott Ltd. -Class A (a)                    1,070,000       18,029,500
                                                                 --------------
                                                                     93,088,754
                                                                 --------------
PROPERTY & CASUALTY INSURANCE-1.84%
First American Corp.                                   366,280       18,863,420
LandAmerica Financial Group, Inc.                       64,103        5,150,676
OneBeacon Insurance Group Ltd.                         530,657       12,921,498
                                                                 --------------
                                                                     36,935,594
                                                                 --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-2.07%
CB Richard Ellis Group, Inc. -Class A
   (a)                                                 786,257       26,614,800
Meruelo Maddux Properties, Inc. (a)                  1,828,422       14,828,502
                                                                 --------------
                                                                     41,443,302
                                                                 --------------
REGIONAL BANKS-0.74%
Signature Bank (a)                                     472,278       14,857,866
                                                                 --------------
RESTAURANTS-1.12%
Burger King Holdings Inc.                              959,233       22,513,198
                                                                 --------------
SEMICONDUCTOR EQUIPMENT-1.98%
KLA-Tencor Corp.                                       201,383       11,186,826
Lam Research Corp. (a)                                 286,345       15,399,634
MEMC Electronic Materials, Inc. (a)                    240,870       13,218,945
                                                                 --------------
                                                                     39,805,405
                                                                 --------------
SEMICONDUCTORS-1.54%
Maxim Integrated Products, Inc.                        312,252        9,904,634
NVIDIA Corp. (a)                                       309,763       10,188,105
ON Semiconductor Corp. (a)(b)                        1,008,868       10,804,976
                                                                 --------------
                                                                     30,897,715
                                                                 --------------

                                                      SHARES          VALUE
                                                    ----------   --------------
SPECIALIZED FINANCE-1.50%
Chicago Mercantile Exchange Holdings
   Inc. -Class A                                        33,134   $   17,121,994
IntercontinentalExchange Inc. (a)                      102,300       12,992,100
                                                                 --------------
                                                                     30,114,094
                                                                 --------------
SPECIALTY STORES-3.04%
Dick's Sporting Goods, Inc. (a)                        375,897       21,084,063
PetSmart, Inc.                                         638,717       21,199,017
Staples, Inc.                                          758,431       18,809,089
                                                                 --------------
                                                                     61,092,169
                                                                 --------------
STEEL-1.07%
Allegheny Technologies, Inc.                           194,998       21,367,881
                                                                 --------------
THRIFTS & MORTGAGE FINANCE-0.07%
People's Choice Financial Corp.
   (Acquired 12/21/04; Cost
   $23,815,000)(a)(d)(e)                             2,381,500        1,405,085
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS-1.02%
WESCO International, Inc. (a)                          324,686       20,510,415
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES-4.12%
American Tower Corp. -Class A (a)                      506,600       19,250,800
Crown Castle International Corp. (a)                   576,308       19,790,417
Leap Wireless International, Inc. (a)                  154,168       11,767,643
NII Holdings Inc. (a)                                  413,700       31,751,475
                                                                 --------------
                                                                     82,560,335
                                                                 --------------
   Total Common Stocks & Other Equity
      Interests
      (Cost $1,604,586,315)                                       1,962,121,814
                                                                 --------------
MONEY MARKET FUNDS-1.96%
Liquid Assets Portfolio
   -Institutional Class (f)                         19,679,009       19,679,009
Premier Portfolio -Institutional
   Class (f)                                        19,679,009       19,679,009
                                                                 --------------
   Total Money Market Funds
      (Cost $39,358,018)                                             39,358,018
                                                                 --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-99.75%
   (Cost $1,643,944,333)                                          2,001,479,832
                                                                 --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-1.25%
Premier Portfolio -Institutional
   Class (f)(g)                                     24,981,875       24,981,875
                                                                 --------------
   Total Money Market Funds (purchased with
      cash collateral from securities
      loaned)
      (Cost $24,981,875)                                             24,981,875
                                                                 --------------
TOTAL INVESTMENTS-101.00%
   (Cost $1,668,926,208)                                          2,026,461,707
                                                                 --------------
OTHER ASSETS LESS LIABILITIES-(1.00)%                               (20,015,000)
                                                                 --------------
NET ASSETS-100.00%                                               $2,006,446,707
                                                                 --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Dynamics Fund

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2007.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $28,661,312, which represented 1.43% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $40,510,648, which represented 2.02% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at time of purchase.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 was $17,860,235, which represented 0.89% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Dynamics Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Dynamics Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

AIM Dynamics Fund

     Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS WRITTEN AND PURCHASED - The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Dynamics Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            CHANGE IN
                                                                           UNREALIZED                                REALIZED
                              VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                         07/31/06       AT COST       FROM SALES     (DEPRECIATION)     04/30/07      INCOME      (LOSS)
----                       -----------   ------------   --------------   --------------   -----------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class     $24,676,875   $339,202,123   $(344,199,989)         $--        $19,679,009   $  909,137      $--
Premier Portfolio-
   Institutional Class      24,676,875    339,202,123    (344,199,989)          --         19,679,009      906,395       --
                           -----------   ------------   -------------          ---        -----------   ----------      ---
   SUBTOTAL                $49,353,750   $678,404,246   $(688,399,978)         $--        $39,358,018   $1,815,532      $--
                           ===========   ============   =============          ===        ===========   ==========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               CHANGE IN
                                                                              UNREALIZED                                REALIZED
                              VALUE         PURCHASES         PROCEEDS       APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                         07/31/06        AT COST         FROM SALES     (DEPRECIATION)     04/30/07      INCOME*     (LOSS)
----                       -----------   --------------   ---------------   --------------   -----------   ----------   --------
Premier Portfolio-
   Institutional Class     $13,256,977   $  567,806,008   $  (556,081,110)        $--        $24,981,875   $  252,522      $--
                           -----------   --------------   ---------------         ---        -----------   ----------      ---
TOTAL INVESTMENTS IN
   AFFILIATES              $62,610,727   $1,246,210,254   $(1,244,481,088)        $--        $64,339,893   $2,068,054      $--
                           ===========   ==============   ===============         ===        ===========   ==========      ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At April 30, 2007, securities with an aggregate value of $23,638,647 were on loan to brokers. The loans were secured by cash collateral of $24,981,875 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended April 30, 2007, the Fund received dividends on cash collateral investments of $252,522 for securities lending transactions, which are net of compensation to counterparties.

AIM Dynamics Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF    PREMIUMS
                      CONTRACTS    RECEIVED
                      ---------   ---------
Beginning of period        --     $      --
Written                 5,147       883,580
Closed                 (1,428)     (206,860)
Exercised              (1,997)     (338,032)
Expired                (1,722)     (338,688)
End of period              --     $      --

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $1,264,957,800 and $1,475,473,785, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $416,157,000
Aggregate unrealized (depreciation) of investment securities         (58,670,598)
                                                                    ------------
Net unrealized appreciation of investment securities                $357,486,402
                                                                    ============

Cost of investments for tax purposes is $1,668,975,305.

                             AIM S&P 500 INDEX FUND
           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS -- APRIL 30, 2007




AIMInvestments.com                                             I-SPI-QTR-1  4/07

A I M Advisors, Inc.                         [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--

AIM S&P 500 Index Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.19%

ADVERTISING--0.17%

Interpublic Group of Cos., Inc. (The) (a)              8,202        $    104,002
--------------------------------------------------------------------------------
Omnicom Group Inc.                                     2,923             306,067
--------------------------------------------------------------------------------
                                                                         410,069
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE--2.39%

Boeing Co. (The)                                      13,813           1,284,609
--------------------------------------------------------------------------------
General Dynamics Corp.                                 7,100             557,350
--------------------------------------------------------------------------------
Goodrich Corp.                                         2,173             123,513
--------------------------------------------------------------------------------
Honeywell International Inc.                          13,999             758,466
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                      2,176             195,688
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  6,205             596,549
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                 6,129             451,340
--------------------------------------------------------------------------------
Raytheon Co.                                           7,808             418,040
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 2,943             193,267
--------------------------------------------------------------------------------
United Technologies Corp.                             17,427           1,169,874
--------------------------------------------------------------------------------
                                                                       5,748,696
--------------------------------------------------------------------------------

AGRICULTURAL PRODUCTS--0.18%

Archer-Daniels-Midland Co.                            11,454             443,270
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--0.85%

FedEx Corp.                                            5,374             566,634
--------------------------------------------------------------------------------
Robinson (C.H.) Worldwide, Inc.                        3,034             162,198
--------------------------------------------------------------------------------
United Parcel Service, Inc. -Class B                  18,663           1,314,435
--------------------------------------------------------------------------------
                                                                       2,043,267
--------------------------------------------------------------------------------

AIRLINES--0.08%

Southwest Airlines Co.                                13,800             198,030
--------------------------------------------------------------------------------

ALUMINUM--0.22%

Alcoa Inc.                                            15,217             540,051
--------------------------------------------------------------------------------

APPAREL RETAIL--0.28%

Abercrombie & Fitch Co. -Class A                       1,544             126,083
--------------------------------------------------------------------------------
Gap, Inc. (The)                                        9,182             164,817
--------------------------------------------------------------------------------
Limited Brands, Inc.                                   5,960             164,317
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                   7,931             221,196
--------------------------------------------------------------------------------
                                                                         676,413
--------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.29%

Coach, Inc. (a)                                        6,478             316,321
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                              1,901              63,474
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                    1,785              79,825
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                1,069              98,466
--------------------------------------------------------------------------------
VF Corp.                                               1,575             138,301
--------------------------------------------------------------------------------
                                                                         696,387
--------------------------------------------------------------------------------

APPLICATION SOFTWARE--0.38%

Adobe Systems Inc. (a)                                10,298             427,985
--------------------------------------------------------------------------------
Autodesk, Inc. (a)                                     4,027             166,194
--------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                               3,160             103,016
--------------------------------------------------------------------------------
Compuware Corp. (a)                                    5,650              55,766
--------------------------------------------------------------------------------
Intuit Inc. (a)                                        5,976             170,017
--------------------------------------------------------------------------------
                                                                         922,978
--------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY BANKS--1.12%

Ameriprise Financial, Inc.                             4,186             248,941
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                      13,218             535,065
--------------------------------------------------------------------------------
Federated Investors, Inc. -Class B                     1,558              59,453
--------------------------------------------------------------------------------
Franklin Resources, Inc.                               2,929             384,607
--------------------------------------------------------------------------------
Janus Capital Group Inc.                               3,320              83,066
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       2,300             228,137
--------------------------------------------------------------------------------
Mellon Financial Corp.                                 7,279             312,487
--------------------------------------------------------------------------------
Northern Trust Corp.                                   3,300             207,735
--------------------------------------------------------------------------------
State Street Corp.                                     5,841             402,270
--------------------------------------------------------------------------------
T. Rowe Price Group Inc.                               4,642             230,615
--------------------------------------------------------------------------------
                                                                       2,692,376
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.15%

Johnson Controls, Inc.                                 3,438             351,811
--------------------------------------------------------------------------------

AUTOMOBILE MANUFACTURERS--0.24%

Ford Motor Co. (a)                                    33,122             266,301
--------------------------------------------------------------------------------
General Motors Corp.                                   9,899             309,146
--------------------------------------------------------------------------------
                                                                         575,447
--------------------------------------------------------------------------------

AUTOMOTIVE RETAIL--0.07%

AutoNation, Inc. (a)                                   2,676              54,697
--------------------------------------------------------------------------------
AutoZone, Inc. (a)                                       869             115,612
--------------------------------------------------------------------------------
                                                                         170,309
--------------------------------------------------------------------------------

BIOTECHNOLOGY--1.33%

Amgen Inc. (a)                                        20,436           1,310,765
--------------------------------------------------------------------------------
Biogen Idec Inc. (a)                                   5,992             282,882
--------------------------------------------------------------------------------
Celgene Corp. (a)                                      6,607             404,084
--------------------------------------------------------------------------------
Genzyme Corp. (a)                                      4,610             301,079
--------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                              8,131             664,466
--------------------------------------------------------------------------------
MedImmune, Inc. (a)                                    4,166             236,129
--------------------------------------------------------------------------------
                                                                       3,199,405
--------------------------------------------------------------------------------

BREWERS--0.30%

Anheuser-Busch Cos., Inc.                             13,351             656,736
--------------------------------------------------------------------------------
Molson Coors Brewing Co. -Class B                        821              77,404
--------------------------------------------------------------------------------
                                                                         734,140
--------------------------------------------------------------------------------

BROADCASTING & CABLE TV--1.06%

CBS Corp. -Class B                                    12,916             410,341
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                     8,707             308,489
--------------------------------------------------------------------------------
Comcast Corp. -Class A (a)                            54,406           1,450,464
--------------------------------------------------------------------------------

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV--(CONTINUED)

DIRECTV Group, Inc. (The) (a)                         13,557          $  323,199
--------------------------------------------------------------------------------
Scripps Co. (E.W.) (The) -Class A                      1,451              62,828
--------------------------------------------------------------------------------
                                                                       2,555,321
--------------------------------------------------------------------------------

BUILDING PRODUCTS--0.15%

American Standard Cos. Inc.                            3,056             168,263
--------------------------------------------------------------------------------
Masco Corp.                                            6,869             186,906
--------------------------------------------------------------------------------
                                                                         355,169
--------------------------------------------------------------------------------

CASINOS & GAMING--0.21%

Harrah's Entertainment, Inc.                           3,262             278,249
--------------------------------------------------------------------------------
International Game Technology                          5,914             225,560
--------------------------------------------------------------------------------
                                                                         503,809
--------------------------------------------------------------------------------

COAL & CONSUMABLE FUELS--0.15%

CONSOL Energy Inc.                                     3,168             132,644
--------------------------------------------------------------------------------
Peabody Energy Corp.                                   4,631             222,196
--------------------------------------------------------------------------------
                                                                         354,840
--------------------------------------------------------------------------------

COMMERCIAL PRINTING--0.06%

Donnelley (R.R.) & Sons Co.                            3,853             154,891
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--2.50%

ADC Telecommunications, Inc. (a)                       2,057              37,849
--------------------------------------------------------------------------------
Avaya Inc. (a)                                         7,914             102,249
--------------------------------------------------------------------------------
Ciena Corp. (a)                                        1,485              43,303
--------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                              105,710           2,826,685
--------------------------------------------------------------------------------
Corning Inc. (a)                                      27,471             651,612
--------------------------------------------------------------------------------
JDS Uniphase Corp. (a)                                 3,648              60,119
--------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                             9,962             222,750
--------------------------------------------------------------------------------
Motorola, Inc.                                        41,835             725,001
--------------------------------------------------------------------------------
QUALCOMM Inc.                                         28,991           1,269,806
--------------------------------------------------------------------------------
Tellabs, Inc. (a)                                      7,699              81,763
--------------------------------------------------------------------------------
                                                                       6,021,137
--------------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL--0.18%

Best Buy Co., Inc.                                     7,084             330,468
--------------------------------------------------------------------------------
Circuit City Stores, Inc.                              2,446              42,683
--------------------------------------------------------------------------------
RadioShack Corp.                                       2,366              68,780
--------------------------------------------------------------------------------
                                                                         441,931
--------------------------------------------------------------------------------

COMPUTER HARDWARE--3.18%

Apple Inc. (a)                                        15,083           1,505,284
--------------------------------------------------------------------------------
Dell Inc. (a)                                         39,756           1,002,249
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   46,841           1,973,880
--------------------------------------------------------------------------------
International Business Machines Corp.                 26,353           2,693,540
--------------------------------------------------------------------------------
NCR Corp. (a)                                          3,131             157,802
--------------------------------------------------------------------------------
Sun Microsystems, Inc. (a)                            63,019             328,959
--------------------------------------------------------------------------------
                                                                       7,661,714
--------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS--0.46%

EMC Corp. (a)                                         36,894             560,051
--------------------------------------------------------------------------------
Lexmark International, Inc. -Class A (a)               1,679              91,505
--------------------------------------------------------------------------------
Network Appliance, Inc. (a)                            6,514             242,386
--------------------------------------------------------------------------------
QLogic Corp. (a)                                       2,802              50,100
--------------------------------------------------------------------------------
SanDisk Corp. (a)                                      3,978             172,844
--------------------------------------------------------------------------------
                                                                       1,116,886
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.06%

Fluor Corp.                                            1,534             146,681
--------------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.80%

Caterpillar Inc.                                      11,302             820,751
--------------------------------------------------------------------------------
Cummins Inc.                                           1,828             168,469
--------------------------------------------------------------------------------
Deere & Co.                                            3,970             434,318
--------------------------------------------------------------------------------
PACCAR Inc.                                            4,344             364,809
--------------------------------------------------------------------------------
Terex Corp. (a)                                        1,795             139,741
--------------------------------------------------------------------------------
                                                                       1,928,088
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS--0.09%

Vulcan Materials Co.                                   1,662             205,540
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS--0.06%

Harman International Industries, Inc.                  1,137             138,589
--------------------------------------------------------------------------------

CONSUMER FINANCE--0.91%

American Express Co.                                  20,867           1,266,001
--------------------------------------------------------------------------------
Capital One Financial Corp.                            7,185             533,558
--------------------------------------------------------------------------------
SLM Corp.                                              7,183             386,661
--------------------------------------------------------------------------------
                                                                       2,186,220
--------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES--0.94%

Affiliated Computer Services, Inc. -Class A
   (a)                                                 1,723             103,225
--------------------------------------------------------------------------------
Automatic Data Processing, Inc. (a)                    9,630             431,039
--------------------------------------------------------------------------------
Broadridge Finanical Solutions Inc. (a)                    1                  10
--------------------------------------------------------------------------------
Computer Sciences Corp. (a)                            3,030             168,286
--------------------------------------------------------------------------------
Convergys Corp. (a)                                    2,395              60,498
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                          9,014             263,569
--------------------------------------------------------------------------------
Fidelity National Information Services,
   Inc.                                                2,848             143,909
--------------------------------------------------------------------------------
First Data Corp.                                      13,178             426,967
--------------------------------------------------------------------------------
Fiserv, Inc. (a)                                       2,984             158,659
--------------------------------------------------------------------------------
Paychex, Inc.                                          5,935             220,189
--------------------------------------------------------------------------------
Western Union Co.                                     13,510             284,386
--------------------------------------------------------------------------------
                                                                       2,260,737
--------------------------------------------------------------------------------

DEPARTMENT STORES--0.67%

Dillard's, Inc. -Class A                               1,089              37,712
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                      8,043             353,249
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                  3,937             311,377
--------------------------------------------------------------------------------
Kohl's Corp. (a)                                       5,722             423,657
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        3,987             218,966
--------------------------------------------------------------------------------
Sears Holdings Corp. (a)                               1,448             276,438
--------------------------------------------------------------------------------
                                                                       1,621,399
--------------------------------------------------------------------------------

DISTILLERS & VINTNERS--0.07%

Brown-Forman Corp. -Class B                            1,372              87,712
--------------------------------------------------------------------------------
Constellation Brands, Inc. -Class A (a)                3,653              81,864
--------------------------------------------------------------------------------
                                                                         169,576
--------------------------------------------------------------------------------

DISTRIBUTORS--0.06%

Genuine Parts Co.                                      2,982             147,341
--------------------------------------------------------------------------------

DIVERSIFIED BANKS--2.16%

Comerica Inc.                                          2,767             171,305
--------------------------------------------------------------------------------
U.S. Bancorp                                          30,998           1,064,781
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)

Wachovia Corp.                                        33,353        $  1,852,426
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     59,130           2,122,176
--------------------------------------------------------------------------------
                                                                       5,210,688
--------------------------------------------------------------------------------

DIVERSIFIED CHEMICALS--0.81%

Ashland Inc.                                             975              58,451
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                16,786             748,824
--------------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                      16,173             795,226
--------------------------------------------------------------------------------
Eastman Chemical Co. (a)                               1,463              99,045
--------------------------------------------------------------------------------
Hercules Inc. (a)                                      2,070              38,999
--------------------------------------------------------------------------------
PPG Industries, Inc.                                   2,879             211,837
--------------------------------------------------------------------------------
                                                                       1,952,382
--------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.07%

Cintas Corp.                                           2,355              88,242
--------------------------------------------------------------------------------
Equifax Inc.                                           2,180              86,764
--------------------------------------------------------------------------------
                                                                         175,006
--------------------------------------------------------------------------------

DIVERSIFIED METALS & MINING--0.18%

Freeport-McMoRan Copper & Gold, Inc.                   6,558             440,435
--------------------------------------------------------------------------------

DIVERSIFIED REIT'S--0.11%

Vornado Realty Trust                                   2,281             270,595
--------------------------------------------------------------------------------

DRUG RETAIL--0.72%

CVS Caremark Corp.                                    26,953             976,777
--------------------------------------------------------------------------------
Walgreen Co.                                          17,488             767,723
--------------------------------------------------------------------------------
                                                                       1,744,500
--------------------------------------------------------------------------------

EDUCATION SERVICES--0.05%

Apollo Group, Inc. -Class A (a)                        2,438             115,317
--------------------------------------------------------------------------------

ELECTRIC UTILITIES--1.85%

Allegheny Energy, Inc. (a)                             2,857             152,735
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                      6,942             348,627
--------------------------------------------------------------------------------
Duke Energy Corp.                                     22,000             451,440
--------------------------------------------------------------------------------
Edison International                                   5,701             298,447
--------------------------------------------------------------------------------
Entergy Corp.                                          3,470             392,596
--------------------------------------------------------------------------------
Exelon Corp.                                          11,728             884,409
--------------------------------------------------------------------------------
FirstEnergy Corp.                                      5,585             382,237
--------------------------------------------------------------------------------
FPL Group, Inc.                                        7,098             456,898
--------------------------------------------------------------------------------
Pinnacle West Capital Corp.                            1,739              83,976
--------------------------------------------------------------------------------
PPL Corp.                                              6,751             294,411
--------------------------------------------------------------------------------
Progress Energy, Inc.                                  4,499             227,425
--------------------------------------------------------------------------------
Southern Co.                                          13,101             495,087
--------------------------------------------------------------------------------
                                                                       4,468,288
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.41%

Cooper Industries, Ltd. -Class A                       3,192             158,834
--------------------------------------------------------------------------------
Emerson Electric Co.                                  13,983             657,061
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                              2,898             172,547
--------------------------------------------------------------------------------
                                                                         988,442
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.12%

Agilent Technologies, Inc. (a)                         7,064             242,790
--------------------------------------------------------------------------------
Tektronix, Inc.                                        1,429              41,998
--------------------------------------------------------------------------------
                                                                         284,788
--------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES--0.10%

Jabil Circuit, Inc.                                    3,218              74,979
--------------------------------------------------------------------------------
Molex Inc.                                             2,446              73,086
--------------------------------------------------------------------------------
Sanmina-SCI Corp. (a)                                  9,286              32,037
--------------------------------------------------------------------------------
Solectron Corp. (a)                                   15,822              53,004
--------------------------------------------------------------------------------
                                                                         233,106
--------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES--0.17%

Allied Waste Industries, Inc. (a)                      4,420              59,095
--------------------------------------------------------------------------------
Waste Management, Inc.                                 9,324             348,811
--------------------------------------------------------------------------------
                                                                         407,906
--------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.23%

Monsanto Co.                                           9,512             561,113
--------------------------------------------------------------------------------

FOOD DISTRIBUTORS--0.15%

Sysco Corp.                                           10,772             352,675
--------------------------------------------------------------------------------

FOOD RETAIL--0.39%

Kroger Co. (The)                                      12,389             365,599
--------------------------------------------------------------------------------
Safeway Inc.                                           7,726             280,454
--------------------------------------------------------------------------------
SUPERVALU Inc.                                         3,636             166,892
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                               2,459             115,057
--------------------------------------------------------------------------------
                                                                         928,002
--------------------------------------------------------------------------------

FOOTWEAR--0.15%

NIKE, Inc. -Class B                                    6,614             356,230
--------------------------------------------------------------------------------

FOREST PRODUCTS--0.12%

Weyerhaeuser Co.                                       3,696             292,797
--------------------------------------------------------------------------------

GAS UTILITIES--0.08%

Nicor Inc.                                               800              40,992
--------------------------------------------------------------------------------
Questar Corp.                                          1,496             145,306
--------------------------------------------------------------------------------
                                                                         186,298
--------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES--0.48%

Big Lots, Inc. (a)                                     1,896              61,051
--------------------------------------------------------------------------------
Dollar General Corp.                                   5,437             116,080
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                             2,642              84,121
--------------------------------------------------------------------------------
Target Corp.                                          15,031             892,391
--------------------------------------------------------------------------------
                                                                       1,153,643
--------------------------------------------------------------------------------

GOLD--0.14%

Newmont Mining Corp.                                   7,891             329,055
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--0.43%

AmerisourceBergen Corp.                                3,315             165,717
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  7,005             490,000
--------------------------------------------------------------------------------
McKesson Corp.                                         5,158             303,445
--------------------------------------------------------------------------------
Patterson Cos. Inc. (a)                                2,421              87,301
--------------------------------------------------------------------------------
                                                                       1,046,463
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--1.61%

Bard (C.R.), Inc.                                      1,794             149,135
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--(CONTINUED)

Baxter International Inc.                             11,372        $    643,996
--------------------------------------------------------------------------------
Becton, Dickinson and Co.                              4,280             336,793
--------------------------------------------------------------------------------
Biomet, Inc.                                           4,262             184,119
--------------------------------------------------------------------------------
Boston Scientific Corp. (a)                           20,726             320,010
--------------------------------------------------------------------------------
Hospira, Inc. (a)                                      2,728             110,621
--------------------------------------------------------------------------------
Medtronic, Inc.                                       20,168           1,067,492
--------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                             6,023             257,724
--------------------------------------------------------------------------------
Stryker Corp.                                          5,217             338,792
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. (a)                       2,249              94,930
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. (a)                              4,159             376,306
--------------------------------------------------------------------------------
                                                                       3,879,918
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES--0.06%

Manor Care, Inc.                                       1,288              83,578
--------------------------------------------------------------------------------
Tenet Healthcare Corp. (a)                             8,214              60,948
--------------------------------------------------------------------------------
                                                                         144,526
--------------------------------------------------------------------------------

HEALTH CARE SERVICES--0.38%

Express Scripts, Inc. (a)                              2,373             226,740
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (a)               2,141             169,010
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. (a)                       5,040             393,221
--------------------------------------------------------------------------------
Quest Diagnostics Inc.                                 2,786             136,208
--------------------------------------------------------------------------------
                                                                         925,179
--------------------------------------------------------------------------------

HEALTH CARE SUPPLIES--0.02%

Bausch & Lomb Inc.                                       936              55,065
--------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY--0.04%

IMS Health Inc.                                        3,415             100,162
--------------------------------------------------------------------------------

HOME ENTERTAINMENT SOFTWARE--0.11%

Electronic Arts Inc. (a)                               5,425             273,474
--------------------------------------------------------------------------------

HOME FURNISHINGS--0.03%

Leggett & Platt, Inc.                                  3,094              72,771
--------------------------------------------------------------------------------

HOME IMPROVEMENT RETAIL--0.95%

Home Depot, Inc. (The)                                35,718           1,352,640
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                     26,650             814,424
--------------------------------------------------------------------------------
Sherwin-Williams Co. (The)                             1,949             124,288
--------------------------------------------------------------------------------
                                                                       2,291,352
--------------------------------------------------------------------------------

HOMEBUILDING--0.19%

Centex Corp.                                           2,068              92,584
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                      4,809             106,664
--------------------------------------------------------------------------------
KB HOME                                                1,368              60,343
--------------------------------------------------------------------------------
Lennar Corp. -Class A                                  2,402             102,589
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                      3,718             100,014
--------------------------------------------------------------------------------
                                                                         462,194
--------------------------------------------------------------------------------

HOMEFURNISHING RETAIL--0.08%

Bed Bath & Beyond Inc. (a)                             4,959             202,030
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--0.51%

Carnival Corp. (b)                                     7,755             379,142
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                    6,839             232,526
--------------------------------------------------------------------------------
Marriott International, Inc. -Class A                  5,756             260,229
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.              3,760             251,995
--------------------------------------------------------------------------------
Wyndham Worldwide Corp. (a)                            3,305             114,353
--------------------------------------------------------------------------------
                                                                       1,238,245
--------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES--0.16%

Black & Decker Corp. (The)                             1,147             104,056
--------------------------------------------------------------------------------
Snap-on Inc.                                           1,017              55,427
--------------------------------------------------------------------------------
Stanley Works (The)                                    1,448              84,389
--------------------------------------------------------------------------------
Whirlpool Corp.                                        1,365             144,731
--------------------------------------------------------------------------------
                                                                         388,603
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--2.04%

Clorox Co. (The)                                       2,645             177,427
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                  8,984             608,576
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                   7,987             568,435
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            55,226           3,551,584
--------------------------------------------------------------------------------
                                                                       4,906,022
--------------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES--0.15%

Fortune Brands, Inc.                                   2,667             213,627
--------------------------------------------------------------------------------
Newell Rubbermaid Inc.                                 4,830             148,136
--------------------------------------------------------------------------------
                                                                         361,763
--------------------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.08%

Monster Worldwide Inc. (a)                             2,236              94,024
--------------------------------------------------------------------------------
Robert Half International Inc.                         2,938              97,835
--------------------------------------------------------------------------------
                                                                         191,859
--------------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS--1.03%

Costco Wholesale Corp.                                 7,915             424,006
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 43,038           2,062,381
--------------------------------------------------------------------------------
                                                                       2,486,387
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.47%

AES Corp. (The) (a)                                   11,575             254,534
--------------------------------------------------------------------------------
Constellation Energy Group                             3,162             281,798
--------------------------------------------------------------------------------
Dynegy Inc. -Class A (a)                               7,040              66,246
--------------------------------------------------------------------------------
TXU Corp.                                              8,036             527,001
--------------------------------------------------------------------------------
                                                                       1,129,579
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--3.75%

3M Co.                                                12,833           1,062,187
--------------------------------------------------------------------------------
General Electric Co.                                 179,971           6,633,731
--------------------------------------------------------------------------------
Textron Inc.                                           2,185             222,149
--------------------------------------------------------------------------------
Tyco International Ltd.                               34,563           1,127,791
--------------------------------------------------------------------------------
                                                                       9,045,858
--------------------------------------------------------------------------------

INDUSTRIAL GASES--0.27%

Air Products and Chemicals, Inc.                       3,788             289,782
--------------------------------------------------------------------------------
Praxair, Inc.                                          5,606             361,867
--------------------------------------------------------------------------------
                                                                         651,649
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--0.74%

Danaher Corp.                                          4,165             296,506
--------------------------------------------------------------------------------
Dover Corp.                                            3,582             172,366
--------------------------------------------------------------------------------
Eaton Corp.                                            2,557             228,110
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--(CONTINUED)

Illinois Tool Works Inc.                               7,237        $    371,330
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                       5,386             240,485
--------------------------------------------------------------------------------
ITT Corp.                                              3,181             202,980
--------------------------------------------------------------------------------
Pall Corp.                                             2,152              90,276
--------------------------------------------------------------------------------
Parker Hannifin Corp.                                  2,025             186,584
--------------------------------------------------------------------------------
                                                                       1,788,637
--------------------------------------------------------------------------------

INDUSTRIAL REIT'S--0.12%

ProLogis                                               4,484             290,563
--------------------------------------------------------------------------------

INSURANCE BROKERS--0.21%

Aon Corp.                                              5,221             202,314
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                            9,707             308,294
--------------------------------------------------------------------------------
                                                                         510,608
--------------------------------------------------------------------------------

INTEGRATED OIL & GAS--6.08%

Chevron Corp.                                         37,764           2,937,662
--------------------------------------------------------------------------------
ConocoPhillips                                        28,783           1,996,101
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     99,643           7,909,661
--------------------------------------------------------------------------------
Hess Corp.                                             4,718             267,746
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     6,052             614,581
--------------------------------------------------------------------------------
Murphy Oil Corp.                                       3,283             182,009
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            14,667             743,617
--------------------------------------------------------------------------------
                                                                      14,651,377
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES--2.85%

AT&T Inc.                                            109,282           4,231,399
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       1,948              89,705
--------------------------------------------------------------------------------
Citizens Communications Co.                            5,891              91,723
--------------------------------------------------------------------------------
Embarq Corp.                                           2,633             158,085
--------------------------------------------------------------------------------
Qwest Communications International Inc.               27,451             243,765
--------------------------------------------------------------------------------
Verizon Communications Inc.                           50,883           1,942,713
--------------------------------------------------------------------------------
Windstream Corp.                                       8,309             121,478
--------------------------------------------------------------------------------
                                                                       6,878,868
--------------------------------------------------------------------------------

INTERNET RETAIL--0.20%

Amazon.com, Inc. (a)                                   5,442             333,758
--------------------------------------------------------------------------------
IAC/InterActiveCorp (a)                                3,773             143,827
--------------------------------------------------------------------------------
                                                                         477,585
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--1.32%

eBay Inc. (a)                                         19,885             674,897
--------------------------------------------------------------------------------
Google Inc. -Class A (a)                               3,809           1,795,487
--------------------------------------------------------------------------------
VeriSign, Inc. (a)                                     4,252             116,292
--------------------------------------------------------------------------------
Yahoo! Inc. (a)                                       21,335             598,233
--------------------------------------------------------------------------------
                                                                       3,184,909
--------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--2.52%

Bear Stearns Cos. Inc. (The)                           2,095             326,192
--------------------------------------------------------------------------------
E*TRADE Financial Corp. (a)                            7,440             164,275
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        7,199           1,573,773
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                          9,206             693,028
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             15,476           1,396,399
--------------------------------------------------------------------------------
Morgan Stanley                                        18,630           1,565,106
--------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                          17,974             343,663
--------------------------------------------------------------------------------
                                                                       6,062,436
--------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES--0.11%

Cognizant Technology Solutions Corp. -Class
   A (a)                                               2,496             223,143
--------------------------------------------------------------------------------
Unisys Corp. (a)                                       6,004              47,071
--------------------------------------------------------------------------------
                                                                         270,214
--------------------------------------------------------------------------------

LEISURE PRODUCTS--0.14%

Brunswick Corp.                                        1,566              51,302
--------------------------------------------------------------------------------
Hasbro, Inc.                                           2,814              88,951
--------------------------------------------------------------------------------
Mattel, Inc.                                           6,880             194,704
--------------------------------------------------------------------------------
                                                                         334,957
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE--1.24%

AFLAC Inc.                                             8,618             442,448
--------------------------------------------------------------------------------
Lincoln National Corp.                                 4,844             344,651
--------------------------------------------------------------------------------
MetLife, Inc.                                         13,172             865,400
--------------------------------------------------------------------------------
Principal Financial Group, Inc.                        4,701             298,467
--------------------------------------------------------------------------------
Prudential Financial, Inc.                             8,207             779,665
--------------------------------------------------------------------------------
Torchmark Corp.                                        1,708             116,656
--------------------------------------------------------------------------------
Unum Group                                             5,969             148,509
--------------------------------------------------------------------------------
                                                                       2,995,796
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--0.29%

Applera Corp.-Applied Biosystems Group                 3,178              99,281
--------------------------------------------------------------------------------
Millipore Corp. (a)                                      930              68,662
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                      2,121              51,328
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (a)                     7,350             382,641
--------------------------------------------------------------------------------
Waters Corp. (a)                                       1,768             105,072
--------------------------------------------------------------------------------
                                                                         706,984
--------------------------------------------------------------------------------

MANAGED HEALTH CARE--1.30%

Aetna Inc.                                             9,037             423,654
--------------------------------------------------------------------------------
CIGNA Corp.                                            1,705             265,281
--------------------------------------------------------------------------------
Coventry Health Care, Inc. (a)                         2,776             160,536
--------------------------------------------------------------------------------
Humana Inc. (a)                                        2,916             184,408
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                               23,702           1,257,628
--------------------------------------------------------------------------------
WellPoint Inc. (a)                                    10,705             845,374
--------------------------------------------------------------------------------
                                                                       3,136,881
--------------------------------------------------------------------------------

METAL & GLASS CONTAINERS--0.07%

Ball Corp.                                             1,815              92,002
--------------------------------------------------------------------------------
Pactiv Corp. (a)                                       2,318              80,157
--------------------------------------------------------------------------------
                                                                         172,159
--------------------------------------------------------------------------------

MOTORCYCLE MANUFACTURERS--0.12%

Harley-Davidson, Inc.                                  4,516             285,953
--------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT--1.68%

News Corp. -Class A                                   41,062             919,378
--------------------------------------------------------------------------------
Time Warner Inc.                                      66,778           1,377,630
--------------------------------------------------------------------------------
Viacom Inc. -Class B (a)                              12,087             498,589
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 35,850           1,254,033
--------------------------------------------------------------------------------
                                                                       4,049,630
--------------------------------------------------------------------------------

MULTI-LINE INSURANCE--1.87%

American International Group, Inc.                    45,531           3,183,072
--------------------------------------------------------------------------------
Assurant, Inc.                                         1,755             100,965
--------------------------------------------------------------------------------
Genworth Financial Inc. -Class A                       7,724             281,849
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE--(CONTINUED)

Hartford Financial Services Group, Inc.
   (The)                                               5,603        $    567,024
--------------------------------------------------------------------------------
Loews Corp.                                            7,894             373,544
--------------------------------------------------------------------------------
                                                                       4,506,454
--------------------------------------------------------------------------------
MULTI-UTILITIES--1.18%

Ameren Corp.                                           3,615             190,041
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                               5,601             105,467
--------------------------------------------------------------------------------
CMS Energy Corp.                                       3,876              71,783
--------------------------------------------------------------------------------
Consolidated Edison, Inc.                              4,508             231,080
--------------------------------------------------------------------------------
Dominion Resources, Inc.                               6,106             556,867
--------------------------------------------------------------------------------
DTE Energy Co.                                         3,084             156,020
--------------------------------------------------------------------------------
Integrys Energy Group Inc.                             1,306              73,267
--------------------------------------------------------------------------------
KeySpan Corp.                                          3,072             127,211
--------------------------------------------------------------------------------
NiSource Inc.                                          4,757             116,975
--------------------------------------------------------------------------------
PG&E Corp.                                             6,138             310,583
--------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                   4,423             382,368
--------------------------------------------------------------------------------
Sempra Energy                                          4,601             292,071
--------------------------------------------------------------------------------
TECO Energy, Inc.                                      3,645              65,428
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                      7,090             170,798
--------------------------------------------------------------------------------
                                                                       2,849,959
--------------------------------------------------------------------------------

OFFICE ELECTRONICS--0.13%

Xerox Corp.                                           16,608             307,248
--------------------------------------------------------------------------------

OFFICE REIT'S--0.10%

Boston Properties, Inc.                                2,081             244,642
--------------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES--0.12%

Avery Dennison Corp.                                   1,603              99,707
--------------------------------------------------------------------------------
Pitney Bowes Inc.                                      3,847             184,656
--------------------------------------------------------------------------------
                                                                         284,363
--------------------------------------------------------------------------------

OIL & GAS DRILLING--0.42%

ENSCO International Inc.                               2,646             149,182
--------------------------------------------------------------------------------
Nabors Industries Ltd. (a)                             4,873             156,521
--------------------------------------------------------------------------------
Noble Corp.                                            2,362             198,904
--------------------------------------------------------------------------------
Rowan Cos., Inc.                                       1,958              71,741
--------------------------------------------------------------------------------
Transocean Inc. (a)                                    5,126             441,861
--------------------------------------------------------------------------------
                                                                       1,018,209
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--1.40%

Baker Hughes Inc.                                      5,589             449,300
--------------------------------------------------------------------------------
BJ Services Co.                                        5,108             146,395
--------------------------------------------------------------------------------
Halliburton Co.                                       15,994             508,129
--------------------------------------------------------------------------------
National-Oilwell Varco Inc. (a)                        3,075             260,914
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     20,640           1,523,851
--------------------------------------------------------------------------------
Smith International, Inc.                              3,489             182,963
--------------------------------------------------------------------------------
Weatherford International Ltd. (a)                     5,920             310,741
--------------------------------------------------------------------------------
                                                                       3,382,293
--------------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION--0.94%

Anadarko Petroleum Corp.                               8,114             378,599
--------------------------------------------------------------------------------
Apache Corp.                                           5,791             419,847
--------------------------------------------------------------------------------
Chesapeake Energy  Corp.                               7,147             241,211
--------------------------------------------------------------------------------
Devon Energy Corp.                                     7,778             566,783
--------------------------------------------------------------------------------
EOG Resources, Inc.                                    4,270             313,589
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       6,439             349,445
--------------------------------------------------------------------------------
                                                                       2,269,474
--------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING--0.38%

Sunoco, Inc.                                           2,122             160,275
--------------------------------------------------------------------------------
Valero Energy Corp.                                   10,572             742,471
--------------------------------------------------------------------------------
                                                                         902,746
--------------------------------------------------------------------------------

OIL & GAS STORAGE & TRANSPORTATION--0.41%

El Paso Corp.                                         12,193             182,895
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    1,868             199,054
--------------------------------------------------------------------------------
Spectra Energy Corp.                                  10,942             285,586
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                             10,495             309,603
--------------------------------------------------------------------------------
                                                                         977,138
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.88%

Bank of America Corp.                                 78,290           3,984,961
--------------------------------------------------------------------------------
Citigroup Inc.                                        85,801           4,600,649
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  60,789           3,167,107
--------------------------------------------------------------------------------
                                                                      11,752,717
--------------------------------------------------------------------------------

PACKAGED FOODS & MEATS--1.27%

Campbell Soup Co.                                      3,795             148,385
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                    8,880             218,270
--------------------------------------------------------------------------------
Dean Foods Co. (a)                                     2,256              82,186
--------------------------------------------------------------------------------
General Mills, Inc.                                    6,039             361,736
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                       5,684             267,773
--------------------------------------------------------------------------------
Hershey Co. (The)                                      3,029             166,474
--------------------------------------------------------------------------------
Kellogg Co.                                            4,373             231,375
--------------------------------------------------------------------------------
Kraft Foods Inc. -Class A                             28,691             960,288
--------------------------------------------------------------------------------
McCormick & Co., Inc.                                  2,289              84,968
--------------------------------------------------------------------------------
Sara Lee Corp.                                        12,836             210,639
--------------------------------------------------------------------------------
Tyson Foods, Inc. -Class A                             4,389              91,994
--------------------------------------------------------------------------------
Wrigley Jr. (Wm.) Co.                                  3,806             224,097
--------------------------------------------------------------------------------
                                                                       3,048,185
--------------------------------------------------------------------------------

PAPER PACKAGING--0.11%

Bemis Co., Inc.                                        1,826              60,660
--------------------------------------------------------------------------------
Sealed Air Corp.                                       2,808              92,383
--------------------------------------------------------------------------------
Temple-Inland Inc.                                     1,839             108,942
--------------------------------------------------------------------------------
                                                                         261,985
--------------------------------------------------------------------------------

PAPER PRODUCTS--0.17%

International Paper Co.                                7,929             299,082
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                     3,157             105,317
--------------------------------------------------------------------------------
                                                                         404,399
--------------------------------------------------------------------------------

PERSONAL PRODUCTS--0.17%

Avon Products, Inc.                                    7,747             308,331
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                  2,034             104,588
--------------------------------------------------------------------------------
                                                                         412,919
--------------------------------------------------------------------------------

PHARMACEUTICALS--6.28%

Abbott Laboratories                                   27,005           1,529,023
--------------------------------------------------------------------------------
Allergan, Inc.                                         2,690             326,028
--------------------------------------------------------------------------------
Barr Pharmaceuticals Inc. (a)                          1,853              89,611
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              35,344           1,020,028
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)

Forest Laboratories, Inc. (a)                          5,562        $    295,954
--------------------------------------------------------------------------------
Johnson & Johnson                                     50,651           3,252,807
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. (a)                         4,231              86,524
--------------------------------------------------------------------------------
Lilly (Eli) and Co.                                   17,266           1,020,939
--------------------------------------------------------------------------------
Merck & Co. Inc.                                      37,937           1,951,479
--------------------------------------------------------------------------------
Mylan Laboratories Inc.                                4,283              93,926
--------------------------------------------------------------------------------
Pfizer Inc.                                          124,032           3,281,887
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 26,037             826,154
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. (a)                       1,804              49,249
--------------------------------------------------------------------------------
Wyeth                                                 23,578           1,308,579
--------------------------------------------------------------------------------
                                                                      15,132,188
--------------------------------------------------------------------------------

PHOTOGRAPHIC PRODUCTS--0.05%

Eastman Kodak Co.                                      5,006             124,699
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE--1.32%

ACE Ltd.                                               5,717             339,933
--------------------------------------------------------------------------------
Allstate Corp. (The)                                  10,828             674,801
--------------------------------------------------------------------------------
Ambac Financial Group, Inc.                            1,790             164,322
--------------------------------------------------------------------------------
Chubb Corp. (The)                                      7,150             384,885
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                             3,000             135,720
--------------------------------------------------------------------------------
MBIA Inc.                                              2,348             163,327
--------------------------------------------------------------------------------
Progressive Corp. (The)                               13,029             300,579
--------------------------------------------------------------------------------
SAFECO Corp.                                           1,833             122,334
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                            11,823             639,624
--------------------------------------------------------------------------------
XL Capital Ltd. -Class A                               3,168             247,041
--------------------------------------------------------------------------------
                                                                       3,172,566
--------------------------------------------------------------------------------

PUBLISHING--0.37%

Dow Jones & Co., Inc.                                  1,164              42,288
--------------------------------------------------------------------------------
Gannett Co., Inc.                                      4,109             234,459
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                           6,211             407,007
--------------------------------------------------------------------------------
Meredith Corp.                                           693              40,139
--------------------------------------------------------------------------------
New York Times Co. (The) -Class A                      2,498              58,453
--------------------------------------------------------------------------------
Tribune Co.                                            3,109             101,975
--------------------------------------------------------------------------------
                                                                         884,321
--------------------------------------------------------------------------------

RAILROADS--0.74%

Burlington Northern Santa Fe Corp.                     6,281             549,839
--------------------------------------------------------------------------------
CSX Corp.                                              7,644             329,991
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                 6,947             369,858
--------------------------------------------------------------------------------
Union Pacific Corp.                                    4,738             541,317
--------------------------------------------------------------------------------
                                                                       1,791,005
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.05%

CB Richard Ellis Group, Inc. -Class A (a)              3,269             110,656
--------------------------------------------------------------------------------

REGIONAL BANKS--1.65%

BB&T Corp.                                             9,485             394,766
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                 3,256             108,881
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                               2,280             155,450
--------------------------------------------------------------------------------
Fifth Third Bancorp                                    9,725             394,738
--------------------------------------------------------------------------------
First Horizon National Corp.                           2,168              85,007
--------------------------------------------------------------------------------
Huntington Bancshares Inc.                             4,132              91,648
--------------------------------------------------------------------------------
KeyCorp                                                6,898             246,120
--------------------------------------------------------------------------------
M&T Bank Corp.                                         1,349             150,198
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                4,475             214,889
--------------------------------------------------------------------------------
National City Corp.                                   10,369             378,987
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                     6,057             448,824
--------------------------------------------------------------------------------
Regions Financial Corp.                               12,810             449,503
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                   6,216             524,755
--------------------------------------------------------------------------------
Synovus Financial Corp.                                5,715             180,365
--------------------------------------------------------------------------------
Zions Bancorp.                                         1,924             157,383
--------------------------------------------------------------------------------
                                                                       3,981,514
--------------------------------------------------------------------------------

RESIDENTIAL REIT'S--0.29%

Apartment Investment & Management Co.
   -Class A                                            1,707              94,397
--------------------------------------------------------------------------------
Archstone-Smith Trust                                  3,856             200,936
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                            1,388             169,697
--------------------------------------------------------------------------------
Equity Residential                                     5,145             238,882
--------------------------------------------------------------------------------
                                                                         703,912
--------------------------------------------------------------------------------

RESTAURANTS--0.78%

Darden Restaurants, Inc.                               2,542             105,442
--------------------------------------------------------------------------------
McDonald's Corp.                                      21,062           1,016,873
--------------------------------------------------------------------------------
Starbucks Corp. (a)                                   13,176             408,720
--------------------------------------------------------------------------------
Wendy's International, Inc.                            1,508              56,852
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                      4,619             285,731
--------------------------------------------------------------------------------
                                                                       1,873,618
--------------------------------------------------------------------------------

RETAIL REIT'S--0.32%

Developers Diversified Realty Corp.                    2,218             144,392
--------------------------------------------------------------------------------
Kimco Realty Corp.                                     3,939             189,348
--------------------------------------------------------------------------------
Simon Property Group, Inc.                             3,877             446,940
--------------------------------------------------------------------------------
                                                                         780,680
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT--0.33%

Applied Materials, Inc.                               24,446             469,852
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       3,495             194,147
--------------------------------------------------------------------------------
Novellus Systems, Inc. (a)                             2,200              71,214
--------------------------------------------------------------------------------
Teradyne, Inc. (a)                                     3,286              57,341
--------------------------------------------------------------------------------
                                                                         792,554
--------------------------------------------------------------------------------

SEMICONDUCTORS--2.07%

Advanced Micro Devices, Inc. (a)                       9,712             134,220
--------------------------------------------------------------------------------
Altera Corp. (a)                                       6,205             139,861
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   5,839             225,502
--------------------------------------------------------------------------------
Broadcom Corp. -Class A (a)                            8,275             269,351
--------------------------------------------------------------------------------
Intel Corp.                                          100,932           2,170,038
--------------------------------------------------------------------------------
Linear Technology Corp.                                5,210             194,958
--------------------------------------------------------------------------------
LSI Logic Corp. (a)                                   13,489             114,657
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        5,588             177,251
--------------------------------------------------------------------------------
Micron Technology, Inc. (a)                           13,251             151,989
--------------------------------------------------------------------------------
National Semiconductor Corp.                           4,928             129,606
--------------------------------------------------------------------------------
NVIDIA Corp. (a)                                       6,196             203,787
--------------------------------------------------------------------------------
PMC-Sierra, Inc. (a)                                   3,719              28,748
--------------------------------------------------------------------------------
Texas Instruments Inc.                                25,262             868,255
--------------------------------------------------------------------------------
Xilinx, Inc.                                           5,807             171,190
--------------------------------------------------------------------------------
                                                                       4,979,413
--------------------------------------------------------------------------------

SOFT DRINKS--1.63%

Coca-Cola Co. (The)                                   35,253           1,839,854
--------------------------------------------------------------------------------
Coca-Cola Enterprises Inc.                             4,912             107,769
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                       2,300              75,463
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         28,663           1,894,338
--------------------------------------------------------------------------------
                                                                       3,917,424
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES--0.05%

H&R Block, Inc.                                        5,616        $    126,978
--------------------------------------------------------------------------------

SPECIALIZED FINANCE--0.33%

Chicago Mercantile Exchange Holdings Inc.
   -Class A                                              609             314,701
--------------------------------------------------------------------------------
CIT Group, Inc.                                        3,386             201,975
--------------------------------------------------------------------------------
Moody's Corp.                                          4,096             270,827
--------------------------------------------------------------------------------
                                                                         787,503
--------------------------------------------------------------------------------

SPECIALTY CHEMICALS--0.18%

Ecolab Inc.                                            3,091             132,882
--------------------------------------------------------------------------------
International Flavors & Fragrances Inc.                1,375              66,921
--------------------------------------------------------------------------------
Rohm and Haas Co.                                      2,473             126,543
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                    2,297              96,658
--------------------------------------------------------------------------------
                                                                         423,004
--------------------------------------------------------------------------------

SPECIALTY PROPERTIES--0.23%

Host Hotels & Resorts Inc.                             9,112             233,632
--------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                            3,102             123,149
--------------------------------------------------------------------------------
Public Storage, Inc.                                   2,146             200,265
--------------------------------------------------------------------------------
                                                                         557,046
--------------------------------------------------------------------------------

SPECIALTY STORES--0.27%

Office Depot, Inc. (a)                                 4,852             163,124
--------------------------------------------------------------------------------
OfficeMax Inc.                                         1,297              63,838
--------------------------------------------------------------------------------
Staples, Inc.                                         12,547             311,166
--------------------------------------------------------------------------------
Tiffany & Co.                                          2,358             112,453
--------------------------------------------------------------------------------
                                                                         650,581
--------------------------------------------------------------------------------

STEEL--0.31%

Allegheny Technologies, Inc.                           1,784             195,491
--------------------------------------------------------------------------------
Nucor Corp.                                            5,265             334,117
--------------------------------------------------------------------------------
United States Steel Corp.                              2,064             209,578
--------------------------------------------------------------------------------
                                                                         739,186
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE--2.68%

BMC Software, Inc. (a)                                 3,545             114,752
--------------------------------------------------------------------------------
CA Inc.                                                7,157             195,100
--------------------------------------------------------------------------------
Microsoft Corp.                                      150,820           4,515,551
--------------------------------------------------------------------------------
Novell, Inc. (a)                                       5,907              43,121
--------------------------------------------------------------------------------
Oracle Corp. (a)                                      69,845           1,313,086
--------------------------------------------------------------------------------
Symantec Corp. (a)                                    16,181             284,785
--------------------------------------------------------------------------------
                                                                       6,466,395
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--1.32%

Countrywide Financial Corp.                           10,322             382,740
--------------------------------------------------------------------------------
Fannie Mae                                            16,939             998,046
--------------------------------------------------------------------------------
Freddie Mac                                           12,127             785,587
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                              8,659             115,338
--------------------------------------------------------------------------------
MGIC Investment Corp.                                  1,446              89,088
--------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                6,365             154,478
--------------------------------------------------------------------------------
Washington Mutual, Inc.                               15,558             653,125
--------------------------------------------------------------------------------
                                                                       3,178,402
--------------------------------------------------------------------------------

TIRES & RUBBER--0.04%

Goodyear Tire & Rubber Co. (The) (a)                   3,193             106,199
--------------------------------------------------------------------------------

TOBACCO--1.20%

Altria Group, Inc.                                    36,728           2,531,294
--------------------------------------------------------------------------------
Reynolds American Inc.                                 2,987             191,944
--------------------------------------------------------------------------------
UST Inc.                                               2,803             158,874
--------------------------------------------------------------------------------
                                                                       2,882,112
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--0.04%

W.W. Grainger, Inc.                                    1,252             103,440
--------------------------------------------------------------------------------

TRUCKING--0.02%

Ryder System, Inc.                                     1,058              55,693
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--0.59%

ALLTEL Corp.                                           6,304             395,198
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                   50,798           1,017,484
--------------------------------------------------------------------------------
                                                                       1,412,682
--------------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
       (Cost $168,498,084)                                           231,830,942
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.25%

   4.80%, 06/14/07(c)                            $200,000(d)             198,805
--------------------------------------------------------------------------------
   4.93%, 06/14/07(c)                             400,000(d)             397,611
--------------------------------------------------------------------------------
     Total U.S. Treasury Bills                                           596,416
        (Cost $596,416)
--------------------------------------------------------------------------------

                                                      SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.64%

Liquid Assets Portfolio -Institutional
   Class (e)                                       4,388,958           4,388,958
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (e)         4,388,958           4,388,958
--------------------------------------------------------------------------------
     Total Money Market Funds                                          8,777,916
        (Cost $8,777,916)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.08%
   (Cost $177,872,416)                                               241,205,274
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(0.08)%                                 (187,394)
--------------------------------------------------------------------------------
NET ASSETS--100.00%                                                 $241,017,880
--------------------------------------------------------------------------------

Investment Abbreviations:

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM S&P 500 Index Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM S&P 500 Index Fund


      information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect

AIM S&P 500 Index Fund


      to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

                                                                            CHANGE IN
                                                                            UNREALIZED
                                VALUE   PURCHASES AT   PROCEEDS FROM       APPRECIATION        VALUE     DIVIDEND       REALIZED
FUND                          07/31/06      COST           SALES          (DEPRECIATION)     04/30/07     INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class ...................      $--     $ 7,579,953       $(3,190,995)        $--          $ 4,388,958     $ 49,521            $--
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutitional
Class ...................       --       7,579,953        (3,190,995)         --            4,388,958       49,298             --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL
INVESTMENTS IN
AFFILIATES................     $--     $15,159,906       $(6,381,990)        $--          $ 8,777,916     $ 98,819            $--
------------------------------------------------------------------------------------------------------------------------------------


NOTE 3 -- FUTURES CONTRACTS

On April 30, 2007, $600,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.


                      OPEN FUTURES CONTRACTS AT PERIOD END


                          NUMBER OF           MONTH/              VALUE        UNREALIZED
        CONTRACT          CONTRACTS         COMMITMENT           04/30/07     APPRECIATION
------------------------------------------------------------------------------------------
S&P 500 Index                25            June-07/Long         $9,302,500      $424,219
------------------------------------------------------------------------------------------


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $7,589,394 and $24,911,343 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities                    $ 64,954,863
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (8,528,949)
------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                          $ 56,425,914
------------------------------------------------------------------------------------------
Cost of investments for tax purposes is $184,779,360.

Item 2. Controls and Procedures.

     (a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of April 30, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM STOCK FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.